Document And Entity Information	3 Months Ended
Mar. 31, 2025
Document Information Line Items
Entity Central Index Key	0001173313
Document Type	POS AM
Entity Registrant Name	ABVC BIOPHARMA, INC.
Entity Incorporation, State or Country Code	NV
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 4 to the registration statement on Form S-1 (Registration No. 333-276500) is filed for the purpose of including information contained in the registrant’s Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2025 and Annual Report on Form 10-K for the fiscal year ended December 31, 2024, which was filed with the SEC on April 30, 2025 and April 15, 2025.No additional securities are being registered under this Post-Effective Amendment No. 4. All applicable registration fees were paid at the time of the original filing of the Registration Statement on April 24, 2023.Pursuant to Section 84001 of the FAST Act, all documents subsequently filed by us pursuant to Sections 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934, as amended, after the date of this Post-Effective Amendment and prior to the termination of the offering covered hereby shall also be deemed to be incorporated by reference into this Post-Effective Amendment and to be a part hereof from the date of filing of such documents.Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 333-276500)This prospectus relates to the resale, from time to time, by the selling stockholders identified in this prospectus under the caption “Selling Stockholders,” of: (a) up to 342,857 shares of Common Stock of the Company, which are issuable upon conversion of a secured, convertible note pursuant to that certain securities purchase agreement dated as of November 17, 2023 (the “2nd Lind Transaction”) between the Company and Lind Global Fund II, LP (“Lind”) in the principal amount of $1,200,000 (the “2nd Lind Note”), at a conversion price, which shall be the lesser of (i) $3.50 (the “Fixed Price”) and (ii) 90% of the three lowest VWAPs (as defined in the 2nd Lind Note) during the 20 trading days prior to conversion, (b) 1,000,000 shares of Common Stock underlying a common stock purchase warrant (the “2nd Lind Warrant”) at an initial exercise price of $2 per share, (c) 30,000 shares of Common Stock underlying a placement agent common stock purchase warrant pursuant to the 2nd Lind Transaction, (the “2nd PA Warrant”); (d) 285,714 shares of Common Stock of the Company underlying a secured, convertible note pursuant to that certain securities purchase agreement dated as of January 17, 2024 between the Company and Lind (the “3rd Lind Transaction”); (e) 1,000,000 shares of Common Stock underlying a common stock purchase warrant pursuant to the 3rd Lind Transaction; and (f) 25,000 shares of Common Stock underlying a placement agent common stock purchase warrant pursuant to the 3rd Lind Transaction (the “3rd PA Warrant”).Post-Effective Amendment No. 4 to Registration Statement on Form S-1 (File No. 333-271416)On April 24, 2023, we filed a registration statement with the SEC, on Form S-1 (File No. 333-271416) (the “Prior Registration Statement”), to initially register for resale 9,031,112 shares of our common stock, which includes: (i) 3,527,778 shares of common stock underlying secured convertible note (the “Lind Note”) pursuant to that certain securities purchase agreement dated as of February 23, 2023, (ii) 5,291,667 shares of common stock underlying a warrant dated February 23, 2023 (the “Lind Warrant”) and (iii) 211,667 shares of common stock underlying a placement agent warrant dated February 23, 2023.The Prior Registration Statement was declared effective by the SEC on June 8, 2023. Pursuant to Rule 429 this registration statement shall constitute Post-Effective Amendment No. 4 to the Prior Registration Statement with respect to the offering of any unsold shares thereunder and is being filed to update certain other information in the Prior Registration Statement. No additional securities are being registered under this Post-Effective Amendment No. 4. All applicable registration fees for the Prior Registration Statement were paid at the time of the original filing of the Prior Registration Statement. Accordingly, upon effectiveness, this Registration Statement shall act as a post-effective amendment to the Prior Registration Statement.
Amendment Flag	true